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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383

Date of fiscal year end:        June 30

Date of reporting period:    7/1/17 to 12/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2017 IS ATTACHED BELOW.

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) files its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2017 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Semi-Annual Report for the PFM Funds (the “Trust”) for the six-month period ended December 31, 2017. Safety of principal and liquidity remain our top priorities when managing the Trust’s Government Select Series (the “Fund”).

Economic Update

Over the course of the year, there was a significant pickup in economic growth. The U.S. Gross Domestic Product (“GDP”) rate surged from 1.2 percent, in the first quarter of 2017, to 3.2 percent by the third quarter, with personal consumption and business investments being the main components of the increase.

The backdrop for this growth was an improving labor market, and lower than expected inflation. With 173,000 jobs added on average each month and a low unemployment rate of approximately 4.1 percent, the country achieved near full employment with little slack. These strong economic fundamentals prompted the Federal Reserve (the “Fed”) to raise rates three times in 2017.

The Trump Administration’s pro-growth policy promises boosted investor optimism to start the year, due to expectations of a favorable business environment. Across the board, the financial markets saw a strong year for returns. Equities soared, led by the emerging markets and developed countries, excluding the United States, and domestic fixed income bonds performed well; moved by a muted outlook for inflation and strong demand for credit-related bonds.

Short-term U.S. Treasury note yields were substantially higher compared to 2016, reaching their highest levels since 2008, while long-term yields experienced little or no increases because of muted inflation expectations. This continued to flatten the yield curve.

The Trump administration’s first major legislative win came with December’s overhaul of the federal tax code. The overhaul is expected to boost economic growth, at least over the short term, due to savings that businesses will have as a result of corporate tax cuts. The Fed moderately increased its expectations for economic growth after the tax bill passed, raising its outlook for GDP growth from 2.1 percent to 2.5 percent in 2017. What remains to be seen is whether or not over the longer term, additional economic growth will be enough to offset the increase to the budget deficit triggered by this legislation.

The U.S. central bank continued to tighten monetary policy. After the Fed’s most recent rate hike in December, the federal funds rate target was 1.25 percent to 1.50 percent. Additionally, in October, the Fed began the process to reduce the size of its $4.5 trillion balance sheet through gradual reductions of Treasury holdings.

Although the face of the Fed will shift next year as Chair Yellen’s term ends in early 2018, Trump’s replacement, Federal Governor Jerome Powell, is expected to continue Yellen’s gradual approach to monetary tightening. In addition, three of the seats on the Fed’s Board of Governors will be open for Trump to name replacements. By the end of 2018, five of the seven members could be Trump appointees with Jerome Powell elevated to chair by the President as the sixth.

The global markets are experiencing synchronized economic growth for the first time since 2007. Europe’s economy expanded despite uncertainty regarding Brexit and EU fragmentation, China continued transitioning from a capital intensive exporter to a more consumer-based economy, and emerging countries continued to see favorable attention from investors throughout the year. A global trend across developed countries brought strengthening labor markets and declining unemployment rates. Various factors subjected these economies to high-levels of risk throughout the year, specifically threats from North Korea, Russia-NATO conflicts, NAFTA trade tensions, and turmoil in the Middle East. Despite these uncertainties, there has been a consistent theme of market tranquility across the globe as investors put aside geopolitical risks.

Looking forward to 2018, it looks like the global economies will continue to integrate and are expected to continue growing, although central banks are suggesting they will be less accommodative in response to this strength. Synchronized growth and relief from political turmoil in the developed world would set the stage for another year of solid equity returns, central bank tightening in the U.S. and Europe, and modestly higher interest rates across the globe.

Portfolio Strategy

PFM’s asset management business employed active management of the Fund’s portfolio through the six-month period to take advantage of opportunities present in the market. We maintained a weighted average portfolio maturity and maturity structure for the Fund appropriate for a market where the Fed continues to modestly tighten monetary policy. However, in the weeks leading up to the Fed’s December rate hike, we shortened maturities to position the portfolio for higher rates and seek protection from market value erosion. As a result, the Fund portfolio yield rose significantly over the period in tandem with overall rises in short-term rates.

PFM Funds Semi-Annual Report | December 31, 2017       1

We expect to maintain this maturity management strategy in coming months, balancing the opportunity for higher yields in longer-maturing investments with the goal of protecting the portfolio’s net asset value if rates rise.

As economic outlooks and markets change, we are on alert for indicators showing the pace of rate hikes changing due to quickening economic activity and rising or diminishing inflation. We are ready to adjust portfolio strategy in either case. As always, our primary objectives are to protect the value of portfolio shares and to provide liquidity for investors. We will continue to work hard toward these goals, and focus on increasing investment yield after more than eight years of near-zero interest rates.

Respectfully,

PFM Asset Management LLC

January 25, 2018

2       PFM Funds Semi-Annual Report | December 31, 2017

FINANCIAL HIGHLIGHTS (UNAUDITED)

Government Select Series - Institutional Class

For a share outstanding throughout each period(1)

	Six Months Ended
	December 31,		Year Ended June 30,
	2017		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.005		0.004	0.003	0.001	0.001	0.002
Total From Operations	0.005		0.004	0.003	0.001	0.001	0.002
Less: Distributions
Net Investment Income	(0.005)		(0.004)	(0.003)	(0.001)	(0.001)	(0.002)
Total Distributions	(0.005)		(0.004)	(0.003)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.46	%(2)	0.41%	0.30%	0.07%	0.08%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$908,421		$948,853	$1,555,873	$1,815,312	$2,052,845	$2,110,672
Ratio of Expenses to Average Net Assets	0.24	%(3)	0.19%	0.16%	0.15%	0.16%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.24	%(3)	0.20%	0.18%	0.18%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.90	%(3)	0.41%	0.28%	0.07%	0.07%	0.17%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.90	%(3)	0.40%	0.26%	0.04%	0.07%	0.17%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities, and shares of other government money market funds. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment strategy of Government Select Series.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2017       3

FINANCIAL HIGHLIGHTS (UNAUDITED)

Government Select Series - Colorado Investors Class

For a share outstanding throughout each period(1)

	Six Months Ended
	December 31,		Year Ended June 30,
	2017		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.005		0.005	0.003	0.001	0.001	0.002
Total From Operations	0.005		0.005	0.003	0.001	0.001	0.002
Less: Distributions
Net Investment Income	(0.005)		(0.005)	(0.003)	(0.001)	(0.001)	(0.002)
Total Distributions	(0.005)		(0.005)	(0.003)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.46	%(2)	0.46%	0.33%	0.10%	0.11%	0.21%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$53,987		$231,019	$376,919	$453,198	$758,692	$398,048
Ratio of Expenses to Average Net Assets	0.22	%(3)	0.14%	0.13%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.22	%(3)	0.18%	0.17%	0.17%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.88	%(3)	0.44%	0.31%	0.10%	0.10%	0.19%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.88	%(3)	0.40%	0.27%	0.06%	0.07%	0.15%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities, and shares of other government money market funds. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment strategy of Government Select Series.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

4       PFM Funds Semi-Annual Report | December 31, 2017

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2017

		Maturity	Face
Rate(1)		Date(2)	Amount	Value
Certificates of Deposit (13.19%)
BOfi Federal Bank
1.21	%(5)	1/2/18	$50,000,000	$50,000,000
1.40	%(5)	1/2/18	10,000,000	10,000,000
1.48	%(5)	1/2/18	10,000,000	10,000,000
1.35	%(5)	1/2/18	10,000,000	10,000,000
Customers Bank
1.35	%(5)	1/2/18	35,000,000	35,000,000
1.35	%(5)	1/2/18	12,000,000	12,000,000
Total Certificates of Deposit				127,000,000
Non-Negotiable Time Deposits (15.07%)
Citizens Bank
1.45	%(5)	1/2/18	28,000,000	28,000,000
1.45	%(5)	1/2/18	22,000,000	22,000,000
1.45	%(5)	1/2/18	17,000,000	17,000,000
1.45	%(5)	1/2/18	8,000,000	8,000,000
Santander Bank
1.40	%(5)	1/2/18	53,000,000	53,000,000
1.40	%(5)	1/2/18	17,000,000	17,000,000
Total Non-Negotiable Time Deposits				145,000,000
U.S. Government Agency & Instrumentality Obligations (58.77%)
Fannie Mae Notes
1.27%		3/28/18	20,680,000	20,660,710
1.46%		7/13/18	12,600,000	12,562,752
Fannie Mae Notes (Callable)
1.46%		7/27/18	10,000,000	9,966,809
Federal Farm Credit Banks Notes
1.23%		2/20/18	10,000,000	9,998,419
1.24%		4/6/18	10,000,000	9,986,952
1.56	%(3)	11/14/18	20,000,000	19,998,602
1.42	%(3)	4/15/19	15,000,000	14,998,064
1.44	%(3)	6/6/19	16,000,000	15,997,716
1.42	%(3)	8/8/19	20,000,000	19,997,114
1.44	%(3)	10/28/19	7,000,000	7,000,000
Federal Home Loan Bank Notes
1.26	%(3)	8/8/18	10,000,000	9,998,235
Federal Home Loan Banks Discount Notes
1.22%		2/7/18	5,000,000	4,993,756
1.34%		3/21/18	55,000,000	54,838,390
1.34%		3/23/18	25,000,000	24,924,681
1.39%		3/28/18	85,000,000	84,717,872
Freddie Mac Notes
1.36%		2/26/18	14,000,000	13,993,377
1.18%		3/7/18	4,000,000	3,997,852
1.27%		3/27/18	5,000,000	4,996,857
1.33%		4/9/18	8,000,000	7,987,436
1.47%		7/27/18	8,000,000	7,971,975
U.S. Treasury Bills
1.46%		3/29/18	52,500,000	52,315,179
1.43%		4/5/18	35,000,000	34,873,599

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2017       5

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2017

	Maturity	Face
Rate(1)	Date(2)	Amount	Value
U.S. Treasury Notes
1.41%	1/16/18	$39,443,905	$39,445,777
1.33%	2/28/18	35,000,000	34,967,448
1.49%	8/31/18	12,000,000	12,000,724
1.60%	10/1/18	32,500,000	32,446,261
Total U.S. Government Agency & Instrumentality Obligations			565,636,557
Repurchase Agreements (11.69%)
Goldman Sachs
1.30%	1/2/18	30,000,000	30,000,000
(Dated 12/29/17, repurchase price $30,004,333, collateralized by Freddie Mac securities, 4.00%, maturing 8/1/47, market value $30,604,420)
1.30%	1/7/18(6)	25,000,000	25,000,000
(Dated 12/14/17, repurchase price $25,031,597, collateralized by: Fannie Mae securities, 3.50% - 4.50%, maturing 4/1/47 - 11/1/47, market value $2,253,140; and Freddie Mac securities, 3.50%, maturing 7/1/32 - 9/1/42, market value $23,264,356)
Merrill Lynch Pierce Fenner & Smith Inc.
1.41%	1/2/18	57,500,000	57,500,000
(Dated 12/29/17, repurchase price $57,509,008, collateralized by: Freddie Mac certificates, 0.00%, maturing 12/14/29, market value $2,265,214; Federal Farm Credit Banks securities, 3.13% - 3.30%, maturing 4/27/32 - 6/2/36, market value $30,758,342; and Tennessee Valley Authority securities, 5.88%, maturing 4/1/36, market value $25,626,462)
Total Repurchase Agreements			112,500,000
Total Investments (98.72%)			950,136,557
Other Assets in Excess of Other Liabilities (1.28%)(4)			12,271,101
Net Assets (100.00%)			$962,407,658
Net Assets Consist of:
Institutional Class (applicable to 908,420,884 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			$908,420,884
Colorado Investors Class (applicable to 53,986,774 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			$53,986,774

(1)	Yield-to-maturity at original cost unless otherwise noted.
(2)	Actual maturity dates unless otherwise noted.
(3)	Floating Rate Note. Rate shown is that which was in effect at December 31, 2017.
(4)	Includes a payable for securities purchased of $34,873,598, a receivable for securities sold of $29,055,022 and fees payable to PFM Asset Management LLC of $132,638. There were no fees payable to the Trust’s Independent Trustees at December 31, 2017.
(5)	Guaranteed by Federal Home Loan Bank Letter of Credit and subject to put with 1 day notice.
(6)	Subject to put with 7 day notice.

The accompanying notes are an integral part of these financial statements.

6       PFM Funds Semi-Annual Report | December 31, 2017

STATEMENT OF OPERATIONS (UNAUDITED)

Government Select Series

Six Months Ended December 31, 2017

Investment Income
Interest Income	$5,611,743
Expenses
Investment Advisory Fees	345,716
Administrative Fees	98,776
Transfer Agent Fees:
Institutional Class	339,003
Colorado Investors Class	49,088
Custody Fees	11,742
Cash Management Fees:
Institutional Class	25,819
Colorado Investors Class	492
Audit Fees	19,570
Legal Fees	161,424
Trustee Fees and Expenses	22,364
Insurance Premiums	30,920
Registration Fees	14,486
Other Expenses	51,583
Total Expenses	1,170,983
Less Expenses Paid Indirectly	(5,675)
Net Expenses	1,165,308
Net Investment Income	4,446,435
Net Realized Loss on Sale of Investments	(449)
Net Increase in Net Assets Resulting from Operations	$4,445,986

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2017       7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

Government Select Series

	Six Months Ended	Year Ended
	December 31,	June 30,
	2017	2017
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$4,446,435	$10,197,513
Net Realized Gain/(Loss) on Sale of Investments	(449)	14,272
Net Increase in Net Assets	4,445,986	10,211,785
Distributions
Net Investment Income, Inclusive of Realized Gain/(Loss) on Sale of Investments:
SNAP Fund Class	-	(4,909,195)
Institutional Class	(3,826,229)	(4,221,022)
Colorado Investors Class	(619,757)	(1,081,568)
Total Distributions	(4,445,986)	(10,211,785)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class	-	1,573,309,422
Institutional Class	5,387,286,170	14,759,430,490
Colorado Investors Class	338,282,206	606,878,990
Redeemed:
SNAP Fund Class	-	(4,545,564,446)
Institutional Class	(5,431,544,751)	(15,370,671,668)
Colorado Investors Class	(515,934,051)	(753,860,885)
Distributions Reinvested:
SNAP Fund Class	-	4,909,195
Institutional Class	3,826,229	4,221,022
Colorado Investors Class	619,757	1,081,568
Net Decrease from Capital Share Transactions	(217,464,440)	(3,720,266,312)
Total Decrease in Net Assets	(217,464,440)	(3,720,266,312)
Net Assets
Beginning of Period	1,179,872,098	4,900,138,410
End of Period	$962,407,658	$1,179,872,098

The accompanying notes are an integral part of these financial statements.

8       PFM Funds Semi-Annual Report | December 31, 2017

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986. On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds. The Trust is currently comprised of one investment portfolio, interests in which are represented by a separate series of shares of the Trust: Government Select Series (previously known as Prime Series).

Government Select Series (the “Fund”) is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities, and shares of other government money market funds. Prior to October 3, 2016, the Fund invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities.

The Fund currently offers Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). The Fund previously offered SNAP® Fund Class shares (“SNAP Fund Class”); however, the Board approved the termination of the SNAP Fund Class, effective March 1, 2017. On February 21, 2018, the Board approved the termination of the Colorado Investors Shares, effective June 1, 2018. The Trust will make a cash distribution to each holder of Colorado Investors Shares as of such date in an amount equal to the aggregate net asset value of the Colorado Investors Shares then held by such shareholder, and upon the making of such distributions, all Colorado Investors Shares then outstanding will be canceled.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost valuation method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. It is the Trust’s policy to compare the amortized cost values and market values of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective class on the last day of each month. Income, common expenses and realized gains and losses are allocated to each of the classes of shares of the Fund based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	The Fund invests in repurchase agreements collateralized by U.S. Government securities. Collateral for repurchase agreements is held by the Fund’s custodian bank until maturity of the repurchase agreements. The Fund also enters into tri-party repurchase agreements. Collateral for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreements. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are: (i) offset in the financial statements or (ii) subject to an enforceable master netting

PFM Funds Semi-Annual Report | December 31, 2017       9

arrangement or similar agreement. The disclosure requirements are included within the Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by Government Select Series at December 31, 2017 is $112,500,000 and they are collateralized by $114,771,934 of non-cash collateral.

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute to its shareholders all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2017, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

C.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events prior to the issuance of these financial statements. With the exception of the termination of the Fund’s Colorado Investors Shares effective June 1, 2018 noted previously, no other events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

D.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of any investments in shares of money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2. There were no transfers between levels during the six months ended December 31, 2017.

E.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Fund.

The investment advisory fees payable by the Fund under its investment advisory agreement with PFM are calculated at the following annual percentage rates of the Fund’s average daily net assets:

Fund Average Daily Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

The administration fees payable by the Fund under it s administration agreement with PFM are calculated at the annual rate of 0.02% of the average daily net assets of the Fund.

Fees for transfer agency services provided by PFM to the Fund are calculated at the following annual rates of the average daily net assets of the Fund or applicable share class thereof:

10       PFM Funds Semi-Annual Report | December 31, 2017

Class	Applicable Rate
Institutional Class	0.08%
Colorado Investors Class	0.07%

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of the Fund (the “Fee Reduction Agreement”) pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by the Fund, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any class of the Fund for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, the Fund will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the class of the Fund making the payment was in excess of 1.00% per annum for the calendar month preceding the payment, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by the respective class of the Fund to PFM under its agreements with the Trust, as in effect on the effective date of the Fee Reduction Agreement; and (ii) any fees reduced pursuant to the Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate.

The Fee Reduction Agreement terminated July 1, 2014, when the current investment advisory agreement became effective. In order to maintain in effect the fee reduction arrangements under the Fee Reduction Agreement, PFM and the Trust entered into a Fee Deferral Agreement on behalf of the Fund (the “Fee Deferral Agreement”). The Fee Deferral Agreement is the same in all material respects as the Fee Reduction Agreement. At such time, PFM and the Trust also entered into a fee waiver agreement relating to the Fund that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the Institutional Class, Colorado Investors Class and the former SNAP Fund Class of the Fund will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any fees waived by PFM pursuant to this agreement, including fees waived pursuant to the SNAP Agreement, are not recoverable by PFM under the Fee Deferral Agreement. The Fee Deferral Agreement expired June 30, 2016.

The chart that follows depicts fees relating to the Fund waived by PFM which are subject to the Fee Reduction Agreement since inception of that agreement. The chart also shows the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Fee Reduction Agreement and the Fee Deferral Agreement both during the six months ended December 31, 2017 and cumulatively, as well as the amounts which remain recoverable as of December 31, 2017 and the fiscal year in which recoverable unreimbursed amounts expire.

	Institutional Class	Colorado Investors Class
	Transfer Agent Fees	Transfer Agent Fees
Total waived fees	$211,172	$386,117
Amounts reimbursed	-	-
Amounts unrecoverable:
Prior periods	(47,931)	(122,198)
Current period	(154,635)	(61,186)
Remaining recoverable	$8,606	$202,733
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2018	$8,606	$43,204
June 30, 2019	-	81,979
June 30, 2020	-	77,550
	$8,606	$202,733

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Institutional Shares of the Fund to bear certain expenses relating to the distribution of such shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of the Institutional Shares, in an amount not to exceed 0.25% annually of the average daily net assets of the Fund attributable to Institutional Shares. Payments made under the Distribution Plan may be made only as determined from time to time by the Board. For the six month period ended December 31, 2017, there were no payments made by the Institutional Shares pursuant to the Distribution Plan.

The Trust pays fees to its Independent Trustees and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the six months ended December 31, 2017, cash management fees payable by the Fund were reduced by $5,675 as a result of earnings credits from cash balances maintained with its depository bank.

PFM Funds Semi-Annual Report | December 31, 2017       11

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

F.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures relating to the Fund’s investment portfolio as of December 31, 2017 have been provided for the information of shareholders.

Credit Risk

The Fund’s investment policies are outlined in its Prospectus and are further described in the Statement of Additional Information. The Fund may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.

As of December 31, 2017, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	%
AA+	25.8%
A-1+	46.7%
A-1	5.8%
Exempt*	21.7%

* Represents investments in U.S. Treasury securities, or repurchase agreements collateralized by U.S.

Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at December 31, 2017.

Concentration of Credit Risk

The Fund may not purchase any security if 25% or more of its total assets (valued at market value) would then be invested in the securities of issuers in the same industry (exclusive of U.S. Government Securities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than U.S. Government Securities or shares of another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by U.S. Government Securities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). The Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the outstanding shares of the other investment company. The Fund may not make certain illiquid investments (including a repurchase agreement maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. Investments included within this 10% limit are: (i) those which are restricted (i.e., those which cannot be freely sold for legal reasons); (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

12       PFM Funds Semi-Annual Report | December 31, 2017

The Fund’s investments at December 31, 2017 included the following issuers which individually represented greater than 5% of the Fund’s total net assets:

Issuer	%
BOfi Federal Bank*	8.3%
Citizens Bank*	7.8%
Federal Farm Credit Banks Notes	11.5%
Federal Home Loan Banks	18.7%
Goldman Sachs**	5.7%
Merrill Lynch Pierce, Fenner, & Smith, Inc.**	6.0%
Santander Bank*	7.3%
U.S. Treasury	21.4%

* Guaranteed by Federal Home Loan Bank Letter of Credit.

** These issuers are counterparties to repurchase agreements entered into by the Fund.

These repurchase agreements are fully collateralized by U.S. Government Securities.

Interest Rate Risk

The Fund’s investment policy seeks to limit exposure to market value fluctuations due to changes in interest rates by: (i) requiring that the Fund maintain a dollar-weighted average maturity of not greater than sixty days; and (ii) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less. The dollar-weighted average maturity of the investment portfolio of the Fund at December 31, 2017 was 51 days. The value and weighted average maturity of the types of investments held by the Fund at December 31, 2017 are as follows:

		Weighted Average
Type of Investments	Value	Maturity
Cash and Cash Equivalents	$644,462	1 Day
Certificates of Deposit	127,000,000	2 Days
Non-Negotiable Time Deposits	145,000,000	2 Days
U.S. Government Agency Discount Notes	169,474,699	82 Days
U.S. Government Agency Notes	190,112,870	63 Days
U.S. Treasury Bills	87,188,778	90 Days
U.S. Treasury Notes*	134,860,210	108 Days
Repurchase Agreements	112,500,000	3 Days
Total	$966,781,019

* Includes $16 million of U.S. Treasury notes which matured on 12/31/17, a non-business day.

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (i) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (ii) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; (iii) for instruments subject to demand features, the effective maturity is assumed to be the period remaining until the principal amount of the security may be recovered through the demand feature; and (iv) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Semi-Annual Report | December 31, 2017       13

PFM FUNDS BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Fund’s Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees and Officers.

INDEPENDENT TRUSTEES

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Trustee)

Robert R. Sedivy Trustee (1996), Chairman of Board (2008) Birthyear: 1946 Other directorships: Wakefield School	Retired. Vice President-Finance and Treasurer, The Collegiate School, Richmond, Virginia, 1988 to 2008; (1)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	Owner, Jeffrey A. Laine, CPA, LLC, 1984 to present; President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (1)

Michael P. Flanagan Trustee (2008), Chairman of the Governance Committee (2009) Birthyear: 1949 Other directorships: None	Retired. State Superintendent of Education, State of Michigan, 2005 to 2016; (1)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995-2012) Birthyear: 1946 Other directorships: None	Retired. Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (1)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (1)

14       PFM Funds Semi-Annual Report | December 31, 2017

OFFICERS AND AFFILIATED TRUSTEES

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Trustee)

Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (1)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary, PFM Fund Distributors, Inc., 2001 to present

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $4,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Board receives an additional $1,500 annual retainer and the Chairman of each committee of the Board receives an additional $1,000 annual retainer. The Trust does not pay retirement or pension benefits to any of its officers or Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. For the six month period ended December 31, 2017, total fees paid to the Independent Trustees were $17,250.

The Trust has previously established an Advisory Board; however at December 31, 2017 there were no members of the Advisory Board. Members of the Advisory Board do not receive compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee functions are: to oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and to undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2017.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met once during the six months ended December 31, 2017.

The mailing address of each Trustee and Officer is 213 Market Street, Harrisburg, PA 17101.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers, and is available, without charge, upon request by calling (800) 338-3383.

PFM Funds Semi-Annual Report | December 31, 2017       15

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Fund does not charge its shareholders transaction-based fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2017. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Fund
for the Six Months Ended December 31, 2017

	Beginning	Ending	Expenses Paid per
Based on Actual Fund Expenses and Returns	Account Value	Account Value	$1,000 During Period(1)
Institutional Class	$1,000.00	$1,004.55	$1.21
Colorado Investors Class	$1,000.00	$1,004.63	$1.11
Based on Actual Fund Expenses and a Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.00	$1.22
Colorado Investors Class	$1,000.00	$1,024.10	$1.12

(1) Expenses are equal to the annualized expense ratios of 0.24%, and 0.22% for Institutional Class Shares and Colorado Investors Class Shares, respectively, multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge its shareholders transaction-based fees; however, other funds to which the Fund is compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

16       PFM Funds Semi-Annual Report | December 31, 2017

Investment Adviser, Administrator & Transfer Agent
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101

Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South
Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, NY 10022

213 Market Street

Harrisburg, Pennsylvania 17101

1-800-338-3383

4950 • 2/17

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2017.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2017.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2017.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2017.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/5/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/5/2018

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	3/5/2018

* Print the name and title of each signing officer under his or her signature.